CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Deficit	Accumulated Other Comprehensive Loss
Beginning Balance (in shares) at Dec. 31, 2021		32,034,592
Beginning balance at Dec. 31, 2021	$ 126,653	$ 321	$ (13,172)	$ 255,566	$ (73,624)	$ (42,438)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		983,275
Issuance of restricted stock	10	$ 10
Surrender of common stock by employees (in shares)		(191,015)
Surrender of common stock by employees	(1,345)	$ (3)	(1,342)
Share-based compensation expense	5,805			5,805
Net income (loss) from continuing operations for the period	(16,626)				(16,626)
Net income (loss) from discontinued operations for the period	(5,345)				(5,345)
Total comprehensive income (loss)	10,888					10,888
Ending balance (in shares) at Dec. 31, 2022		32,826,852
Ending balance at Dec. 31, 2022	120,040	$ 328	(14,514)	261,371	(95,595)	(31,550)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		730,291
Issuance of restricted stock	7	$ 7
Surrender of common stock by employees (in shares)		(234,608)
Surrender of common stock by employees	(1,638)	$ (2)	(1,636)
Share-based compensation expense	3,846			3,846
Net income (loss) from continuing operations for the period	43,633				43,633
Net income (loss) from discontinued operations for the period	5,778				5,778
Total comprehensive income (loss)	$ 1,266					1,266
Ending balance (in shares) at Dec. 31, 2023	33,322,535	33,322,535
Ending balance at Dec. 31, 2023	$ 172,932	$ 333	(16,150)	265,217	(46,184)	(30,284)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		489,562
Issuance of restricted stock	4	$ 4
Surrender of common stock by employees (in shares)		(117,701)
Surrender of common stock by employees	(318)		(318)
Share-based compensation expense	3,900			3,900
Net income (loss) from continuing operations for the period	(35,734)				(35,734)
Net income (loss) from discontinued operations for the period	7,867				7,867
Total comprehensive income (loss)	$ (13,059)					(13,059)
Ending balance (in shares) at Dec. 31, 2024	33,694,396	33,694,396
Ending balance at Dec. 31, 2024	$ 135,592	$ 337	$ (16,468)	$ 269,117	$ (74,051)	$ (43,343)